Taxes recoverable (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Tax Recoverable

	2018	2017
Withholding Income Tax (IRRF) on financial investments	5,291	6,649
IRPJ and CSLL recoverable	5,520	—
PIS and COFINS recoverable	1,223	969
Other taxes recoverable	226	782

	12,260	8,400

Current	11,227	5,112
Non current	1,033	3,288